S-K 1602, SPAC Registered Offerings	Feb. 19, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See section entitled “Dilution” on page 106 for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.70	$7.13	$2.87	$6.17	$3.83	$4.25	$5.75	$(1.49)	$11.49
Assuming No Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.30	$5.70	$(1.39)	$11.39

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares intended to maintain the sponsor’s 20% ownership, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $206,000,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $236,000,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be placed in a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,000,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 206,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Launchpad Capital Management Company LLC	$12,500 per month	Office space, administrative and shared personnel support services
LPSL Sponsor LLC	5,750,000 Class B ordinary shares(1)	$25,000

4,000,000 private placement warrants (whether or not the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering, which warrants may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders(2)

$4,000,000 (whether or not the over-allotment option is exercised)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant, which warrants may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
LPSL Sponsor LLC, our officers or directors, advisors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

____________

(1)      Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 2,800,000 Class B ordinary shares, which were purchased for $0.004 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 3,500,000 private placement warrants ($3,500,000 in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

LPSL Sponsor LLC Anthony Ackil Mitchell Kahn Jurgen van de Vyver Jennifer Calabrese Paul Twohig David Lloyd

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased;

(f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	LPSL Sponsor LLC Anthony Ackil Mitchell Kahn Jurgen van de Vyver Jennifer Calabrese Paul Twohig David Lloyd	Same as above (other than clauses (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co.).
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after this offering	LPSL Sponsor LLC Anthony Ackil Mitchell Kahn Jurgen van de Vyver Jennifer Calabrese Paul Twohig David Lloyd

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement warrants), and (B) assume the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. Additionally, our public shareholders may experience dilution from the exercise of the 6,000,000 private placement warrants (whether or not the underwriters’ over-allotment option is exercised) to be purchased by our sponsor and Cantor Fitzgerald & Co. simultaneously with the closing of this offering as well as conversion of any working capital loans into equity, if elected by the sponsor and, in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant at the option of our sponsor, which conversion and warrant exercise may result in material dilution to our public shareholders. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.04)	(0.04)	(0.41)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to public shareholders	7.76	7.74	7.19	7.17	6.24	6.21	4.34	4.29	(1.35)	(1.45)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.72	7.70	7.15	7.13	6.20	6.17	4.30	4.25	(1.39)	(1.49)
Dilution to public shareholders	$2.28	$2.30	$2.85	$2.87	$3.80	$3.83	$5.70	$5.75	$11.39	$11.49
Percentage of dilution to public shareholders	22.80%	23.00%	28.50%	28.70%	38.00%	38.30%	57.00%	57.50%	113.90%	114.90%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over-Allotment	With Over-Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)	$(226,741)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	189,444	189,444	189,444	189,444	189,444	189,444	189,444	189,444	189,444	189,444
Less: Deferred underwriting commissions(2)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)
Less: Over-allotment liability	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—
Less: Amounts paid for redemptions(3)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	$193,025,003	$221,412,703	$143,025,003	$163,912,703	$93,025,003	$106,412,703	$43,025,003	$48,912,703	$(6,974,997)	$(8,587,297)
Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered and sale of private placement shares	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	25,000,000	28,750,000	20,000,000	23,000,000	15,000,000	17,250,000	10,000,000	11,500,000	5,000,000	5,750,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ over-allotment option), or $4,000,000 in the aggregate, payable to Cantor Fitzgerald & Co. (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ over-allotment option and $0.60 per unit on units sold pursuant to the underwriters’ over-allotment option, or $8,000,000 in the aggregate or up to $9,800,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Cantor Fitzgerald & Co., for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting our Initial Business Combination — Permitted Purchases of our Securities.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As such, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Mitchell Kahn	Streetlight Ventures LLC	Investing	Partner
Anthony Ackil	Streetlight Ventures LLC	Investing	Chief Executive Officer
Paul Twohig	Streetlight Ventures LLC	Investing	Partner
Jennifer Calabrese	Calabrese Consulting, LLC	Accounting	Co-Founder and CEO
	Athena Technology Acquisition Corp. II	SPAC	Chief Financial Officer
	LaFayette Acquisition Corp.	SPAC	Chief Financial Officer
Jurgen van de Vyver	Launchpad Capital	Investing	Partner
	Launch One Acquisition Corp.	SPAC	Chief Financial Officer
	Launch Two Acquisition Corp.	SPAC	Chief Financial Officer
	Wen Acquisition Corp.	SPAC	Chief Financial Officer
	Launchpad Cadenza Acquisition Corp I	SPAC	Chief Financial Officer
David Lloyd	New PBS HoldCo, LLC	Restaurants	Director
	Margarita’s Mexican Restaurant	Restaurants	Director
Isaiah Kacyvenski	Will Ventures	Investing	Founder and Managing Partner
	Center for Bio-Integrated Electronics at Northwestern University	Biotech electronics	Chairman
	USC Center for Body Computing	Digital health research	Board Member
Charles Silberstein	FytonBio, Inc.	Biotechnology	Co-Founder & CEO

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors have sponsored or formed, and may sponsor or form, other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement warrants will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement warrants (including the Class A ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will, directly or indirectly, own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, assuming the over-allotment option is not exercised, our sponsor will have invested in us an aggregate of $4,025,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $4,000,000 purchase price for the private placement warrants (or $1.00 per warrant). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement warrants.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers, directors, advisors or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor (including its members), officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor (including its members), officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers, directors or advisors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

CCL provides accounting advisory services to us. Our Chief Financial Officer, Jennifer Calabrese, is the founder and CEO of CCL.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.